FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS

8            FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.

The profit resulting from these assets is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:

	2020	2019
	S/(000)	S/(000)

Net profit on sale of financial investments	38,055	21,879
Changes in the fair value of financial assets	68,311	58,351
Dividends, interests and others	9,261	13,434
Total	115,627	93,664

As of December 31, 2020, financial markets have recovered significantly after the fluctuations that occurred during 2020, optimism about the recovery of the global economy after the production of effective vaccines, the economic reopening of sectors affected by Covid-19, as well as the continuous expansionary monetary policy of the central banks, favored the holding and search for debt instruments with higher returns.

Latin American assets continued to evolve positively in line with a greater risk appetite in the context of monetary stimuli and the search for better returns. At the local level, sovereign bonds performed positively in the middle and long section of the curve in soles, driven by less uncertainty due to local politics.

At the date of this report, there has been a recovery of the global indices, and what Credicorp seeks is to control the volatility of the portfolio in order to minimize the losses of our clients in these difficult times.

The offsetting of this effect is included in the technical reserve adjustment, which is part of the item “Net premiums earned” of the consolidated statement of income, see Note 25.